Net interest income (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Net interest income
Loans	1,216	1,226	1,211	2,442	2,399
Investment securities	11	11	13	22	25
Trading assets	3,394	2,168	3,705	5,562	6,130
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	542	561	705	1,103	1,376
Other	527	479	586	1,006	1,112
Interest and dividend income	5,690	4,445	6,220	10,135	11,042
Deposits	(248)	(236)	(260)	(484)	(518)
Short-term borrowings	(30)	(22)	(17)	(52)	(97)
Trading liabilities	(1,626)	(761)	(1,855)	(2,387)	(3,098)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(262)	(261)	(397)	(523)	(733)
Long-term debt	(854)	(927)	(985)	(1,781)	(2,029)
Other	(84)	(60)	(66)	(144)	(121)
Interest expense	(3,104)	(2,267)	(3,580)	(5,371)	(6,596)
Net interest income	2,586	2,178	2,640	4,764	4,446